Revenues - Schedule of Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disaggregation Of Revenue [Line Items]
Total revenues	$ 130,205	¥ 906,458	¥ 714,141	¥ 284,709
Targeted Marketing
Disaggregation Of Revenue [Line Items]
Total revenues	100,001	696,190	572,796	221,153
Developer Services
Disaggregation Of Revenue [Line Items]
Total revenues	13,438	93,553	60,106	38,795
Other SaaS Products
Disaggregation Of Revenue [Line Items]
Total revenues	16,766	116,715	81,239	24,761
Total SaaS Products
Disaggregation Of Revenue [Line Items]
Total revenues	$ 30,204	¥ 210,268	¥ 141,345	¥ 63,556